Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consisted of the following:

Dollars in thousands	Foreign Currency Items
December 31, 2013	$1,888
Current period other comprehensive income	(2,386)
December 31, 2014	$(498)